ALLOWANCE FOR LOAN LOSSES (Schedule of Changes in the Allowance for Loan Losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Summary of the changes in the allowance for loan losses:
ALLL balance at June 30	$ 304	$ 234	$ 307
Provision for loan losses	56	70	(73)
Loans charged off
ALLL balance at June 30	$ 360	$ 304	$ 234